ACQUISITION OF SUBSIDIARIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
ACQUISITION OF SUBSIDIARIES

17. ACQUISITION OF SUBSIDIARIES

Runcangsheng

On July 19, 2022, the Company entered into an Equity Transfer Agreement with Yunnan Shengshengyuan Technology Co., Ltd (“Shengshengyuan”) and Yun Chen (collectively “the Sellers”), who own 95% and 5% equity interest of Yunnan Runcangsheng Technology Co., Ltd (“Runcangsheng”), respectively.

Under the terms of the Transfer Agreement, the Company purchased all of the outstanding equity interest of Yunnan Runcangsheng for an aggregate purchase price of RMB31,557,820, or $4,418,095, adjusted by $116,802, the amount equal to the initial net worth estimate minus the audited net worth of Runcangsheng as of December 31, 2021.

In addition to transferring their respective equity interest in Runcangsheng, both Sellers agreed to forgive any loans due to them from Runcangsheng. The acquisition was completed on September 30, 2022.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition. Goodwill as a result of the acquisition of Runcangsheng is calculated as follows:

Total purchase considerations	$4,301,293
Estimated fair value of assets acquired:
Cash	$446,381
Accounts receivable	144,813
Accounts receivable-related party	133,011
Advance to suppliers	3,455
Other receivables and prepaid expense	127,909
Inventory	469,594
Property and equipment	1,677,272
Intangible assets	1,406
Operating lease right-of-use assets	1,990
Total assets acquired	3,005,831
Estimated fair value of liabilities assumed:
Accounts payable	(89,801)
Accounts payable-related party	(160,911)
Advance from customers	(4,790)
Government grant	(921,473)
Taxes payable	(21,156)
Operating lease liability	(15,182)
Accrued liabilities and other payables	(1,314,995)
Total liabilities assumed	(2,528,308)
Total net assets acquired	477,523
Goodwill as a result of the acquisition	$3,823,770

During the year ended December 31, 2022, the Company recorded a goodwill impairment equal to the goodwill resulting from the acquisition of Runcangsheng.

The following condensed unaudited pro forma consolidated results of operations for the Company, Runcangsheng, Aixin Shangyan Hotel and Aixintang Pharmacies for the three months ended March 31, 2022 present the results of operations of the Company, Runcangsheng, Aixin Shangyan Hotel, and Aixintang Pharmacies as if the acquisition of Runcangsheng occurred on January 1, 2022, respectively.

The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisition been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

For the Three Months Ended March 31, 2022
Revenue	$501,839
Operating costs and expenses	1,284,944
Loss from operations	(783,105)
Other income	20,601
Income tax expense	492
Net loss	$(762,996)

17. ACQUISITIONS OF SUBSIDIARIES

Aixin Shangyan Hotel and Aixintang Pharmacies

In July and September, 2021, the Company completed the required governmental procedures and obtained the documents necessary to consider the acquisitions of Aixin Shangyan Hotel and Aixintang Pharmacies completed.

Pursuant to the Hotel Purchase Agreement, AiXin HK purchased all of the outstanding equity of Aixin Shangyan Hotel from Mr. Lin and the other shareholder for a purchase price of RMB7,598,887, or $1.16 million.

Pursuant to the Pharmacies Purchase Agreement, AiXin HK purchased 100% ownership of Aixintang Pharmacies from Mr. Lin and the other two shareholders for a purchase price of RMB34,635,845 or $5.31 million.

The acquisitions will be accounted for as acquisitions of entities under common control under ASC 805-50-15-6, and the assets and liabilities acquired will be measured and recorded at the carrying amount under ASC 805-50-30-5.

Runcangsheng

On July 19, 2022, the Company entered into an Equity Transfer Agreement with Yunnan Shengshengyuan Technology Co., Ltd (“Shengshengyuan”) and Yun Chen (collectively “the Sellers”), who own 95% and 5% equity interest of Yunnan Runcangsheng Technology Co., Ltd (“Runcangsheng”), respectively.

Under the terms of the Transfer Agreement, the Company agreed to purchase all of the outstanding equity interest of Yunnan Runcangsheng for an aggregate purchase price of RMB31,557,820, or $4,418,095, adjusted by $116,802, the amount equal to the initial net worth estimate minus the audited net worth of Runcangsheng as of December 31, 2021. In addition to transferring their respective equity interest in Runcangsheng, both Sellers agree to forgive any loans due to them from Runcangsheng. The acquisition was completed on September 30, 2022.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition. Goodwill as a result of the acquisition of Runcangsheng is calculated as follows:

Total purchase considerations	$4,301,293
Estimated fair value of assets acquired:
Cash	$446,381
Accounts receivable	144,813
Accounts receivable-related party	133,011
Advance to suppliers	3,455
Other receivables and prepaid expense	127,909
Inventory	469,594
Property and equipment	1,677,272
Intangible assets	1,406
Operating lease right-of-use assets	1,990
Total assets acquired	3,005,831
Estimated fair value of liabilities assumed:
Accounts payable	(89,801)
Accounts payable-related party	(160,911)
Advance from customers	(4,790)
Government grant	(921,473)
Taxes payable	(21,156)
Operating lease liability	(15,182)
Accrued liabilities and other payables	(1,314,995)
Total liabilities assumed	(2,528,308)
Total net assets acquired	477,523
Goodwill as a result of the acquisition	$3,823,770

During the year ended December 31, 2022, the Company has recorded goodwill impairment in full amount.

The following condensed unaudited pro forma consolidated results of operations for the Company, Runcangsheng, Aixin Shangyan Hotel and Aixintang Pharmacies for the years ended December 31, 2022 and 2021 present the results of operations of the Company, Runcangsheng, Aixin Shangyan Hotel, and Aixintang Pharmacies as if the acquisitions occurred on January 1, 2022 and 2021, respectively.

The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisitions been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

For the Year Ended December 31, 2022
Revenue	$3,168,061
Operating costs and expenses	5,605,508
Loss from operations	(2,437,447)
Other income	34,839
Income tax expense	1,097
Net loss	$(2,403,705)

For the Year Ended December 31, 2021
Revenue	$5,025,140
Operating costs and expenses	6,052,664
Loss from operations	(1,027,524)
Other income	100,086
Income tax expense	284,903
Net loss	$(1,212,341)